Warrants (Details) - $ / shares	9 Months Ended
	Aug. 31, 2022	May 31, 2022	Aug. 31, 2021	Nov. 30, 2020
Shares issuable upon exercise	21,160,314
Number outstanding	21,160,314	21,160,314	21,437,792	21,923,624
Firm Warrants 2018 [Member]
Shares issuable upon exercise	20,000,000
Number outstanding	20,000,000
Exercise price	$ 0.75
Expiry	Oct. 16, 2023
October 2018 Placement Agent Warrants [Member]
Shares issuable upon exercise	1,160,314
Number outstanding	1,160,314
Exercise price	$ 0.9375
Expiry	Oct. 16, 2023